4. STOCKHOLDERS' EQUITY/DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Equity [Abstract]
4. STOCKHOLDERS' EQUITY/DEFICIT

Common Stock

The Company has authorized 1,000,000,000 shares of common stock with $0.001 par value, of which 389,914 were issued and outstanding as of September 30, 2016. For the year ended December 31, 2015, there were 1,000,000,000 authorized shares of common stock, of which 2,964 were issued and outstanding.

On November 7, 2016, the Company implemented a 1:800 reverse stock split of all of our issued and outstanding common stock. As a result of the reverse stock split, every 800 shares of issued and outstanding common stock was converted into 1 share of common stock. All fractional shares created by the reverse stock split were rounded to the nearest whole share. The number of authorized shares of common stock did not change. On February 24, 2016, the Company had also implemented a 1:100 reverse stock split of its issued and outstanding common stock. The number of the authorized shares did not change.

For the nine months ended September 30, 2016, the Company issued 386,950 shares of common stock as listed below:

Series C Preferred Stock Conversions	206,626
Series C Preferred Stock Dividends	117,865
Common Stock Issued as Payment for Accrued Dividends	38
Convertible Debt Conversions	24,659
Series C Exchanges	22,996
Series B Tranche B Warrants Exchanges	14,766
Total	386,950

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock with a $.001 par value. The board of directors has the authority to issue these shares and to set dividends, voting and conversion rights, redemption provisions, liquidation preferences, and other rights and restrictions. The board designated 525,000 shares of preferred stock redeemable convertible preferred stock, none of which remain outstanding, 3,000 shares of preferred stock as Series B Preferred Stock, none of which remained outstanding, 9,000 shares of preferred stock as Series C Convertible Preferred Stock, of which 1,773 and 5,555 were issued and outstanding at September 30, 2016 and December 31, 2015, respectively, and 20,250 shares of Series C1 Convertible Preferred Stock, of which 4,312 and none were issued and outstanding at September 30, 2016 and December 31, 2015, respectively.

Series C Convertible Preferred Stock

On June 29, 2015, the Company entered into a securities purchase agreement with certain accredited investors, including John Imhoff, a member of the Board, for the issuance and sale of an aggregate of 6,737 shares of Series C convertible preferred stock, at a purchase price of $750 per share and a stated value of $1,000 per share. On September 3, 2015 the Company entered into an interim agreement amending the securities purchase agreement to provide for certain of the investors to purchase an additional aggregate of 1,166 shares. Total cash and non-cash expenses were valued at $853,000, resulting in net proceeds of $3,698,000.

Pursuant to the Series C certificate of designations, shares of Series C preferred stock are convertible into common stock by their holder at any time, and may be mandatorily convertible upon the achievement of specified average trading prices for the Company’s common stock. At September 30, 2016, there were 1,773 shares outstanding with a conversion price of $0.95 per share, such that each share of Series C preferred stock would convert into approximately 1,058 shares of the Company’s common stock, subject to customary adjustments, including for any accrued but unpaid dividends and pursuant to certain anti-dilution provisions, as set forth in the Series C certificate of designations. The conversion price will automatically adjust downward to 80% of the then-current market price of the Company’s common stock 15 trading days after any reverse stock split of the Company’s common stock, and 5 trading days after any conversions of the Company’s outstanding convertible debt.

Holders of the Series C preferred stock are entitled to quarterly cumulative dividends at an annual rate of 12.0% until 42 months after the original issuance date (the “Dividend End Date”), payable in cash or, subject to certain conditions, the Company’s common stock. In addition, upon conversion of the Series C preferred stock prior to the Dividend End Date, the Company will also pay to the converting holder a “make-whole payment” equal to the amount of unpaid dividends through the Dividend End Date on the converted shares. At September 30, 2016, the “make-whole payment” for a converted share of Series C preferred stock would convert to 127 shares of the Company’s common stock. The Series C preferred stock generally has no voting rights except as required by Delaware law. Upon the Company’s liquidation or sale to or merger with another corporation, each share will be entitled to a liquidation preference of $1,000, plus any accrued but unpaid dividends.

In addition, the purchasers of the Series C preferred stock received, on a pro rata basis, warrants exercisable to purchase an aggregate of approximately 150 shares of Company’s common stock. The warrants contain anti-dilution adjustments in the event that the Company issues shares of common stock, or securities exercisable or convertible into shares of common stock, at prices below the exercise price of such warrants. As a result of the anti-dilution protection, the Company is required to account for the warrants as a liability recorded at fair value each reporting period. At September 30, 2016, the exercise price per share was $640.00.

On May 23, 2016, an investor canceled certain of these warrants, exercisable into 903 shares of common stock. The same investor also transferred certain of these warrants, exercisable for 150 shares of common stock, to two investors who also had participated in the 2015 Series C financing.

Series C1 Convertible Preferred Stock

Between April 27, 2016 and May 3, 2016, the Company entered into various agreements with certain holders of Series C preferred stock, including John Imhoff, the chairman of the Company’s board of directors, pursuant to which those holders separately agreed to exchange each share of Series C preferred stock held for 2.25 shares of the Company’s newly created Series C1 preferred stock and 12 (9,600 pre-split) shares of the Company’s common stock (the “Series C Exchanges”). In connection with the Series C Exchanges, each holder also agreed to roll over the $1,000 stated value per share of the holder’s shares of Series C1 preferred stock into the next qualifying financing undertaken by the Company on a dollar-for-dollar basis and, except in the event of an additional $50,000 cash investment in the Company by the holder, to execute a customary “lockup” agreement in connection with the financing. In total, for 1,916 shares of Series C preferred stock surrendered, the Company issued 4,312 shares of Series C1 preferred stock and 22,996 shares of common stock. At September 30, 2016, there were 4,312 shares outstanding with a conversion price of $0.95 per share, such that each share of Series C preferred stock would convert into approximately 1,058 shares of the Company’s common stock

The Series C1 preferred stock has terms that are substantially the same as the Series C preferred stock, except that the Series C1 preferred stock does not pay dividends (unless and to the extent declared on the common stock) or at-the-market “make-whole payments” and, while it has the same anti-dilution protections afforded the Series C preferred stock, it does not automatically reset in connection with a reverse stock split or conversion of our outstanding convertible debt.

Warrants

The following table summarizes transactions involving the Company’s outstanding warrants to purchase common stock for the quarter ended September 30, 2016:

Warrants (Underlying Shares)
Outstanding, January 1, 2016	3,503
Issuances	1,894,212
To be issued	17,239
Canceled / Expired	(11,082)
Exercised	—
Outstanding, September 30, 2016	1,903,872

The Company had the following shares reserved for the warrants as of September 30, 2016:

Warrants (Underlying Shares)		Exercise Price	Expiration Date
4	(1)	$84,000.00 per share	November 20, 2016
24	(2)	$8,368.00 per share	May 23, 2018
1,617	(3)	$75.00 per share	June 14, 2021
3	(4)	$40,000.00 per share	April 23, 2019
8	(5)	$36,000.00 per share	May 22, 2019
3	(5)	$30,400.00 per share	September 10, 2019
5	(6)	$36,864.80 per share	September 27, 2019
10	(7)	$22,504.00 per share	December 2, 2019
105	(8)	$7,200.00 per share	December 2, 2020
105	(8)	$8,800.00 per share	December 2, 2020
25	(9)	$20,400.00 per share	March 30, 2018
22	(10)	$9,504.00 per share	June 29, 2020
659	(11)	$640.00 per share	June 29, 2020
343	(12)	$640.00 per share	September 4, 2020
363	(13)	$640.00 per share	September 21, 2020
7	(14)	$9,504.00 per share	September 4, 2020
198	(15)	$640.00 per share	October 23, 2020
7	(16)	$9,504.00 per share	October 23, 2020
1,796,875	(17)	$0.80 per share	June 14, 2021
86,250	(18)	$0.080 per share	February 21, 2021
17,239	(19)	$13.92 per share	June 6, 2021
1,903,872

(1)	Issued as part of a November 2011 private placement.
(2)	Issued in June 2015 in exchange for warrants originally issued as part of a May 2013 private placement.
(3)	Issued in June 2015 in exchange for warrants originally issued as part of a May 2013 private placement.
(4)	Issued to a placement agent in conjunction with an April 2014 private placement.
(5)	Issued to a placement agent in conjunction with a September 2014 private placement.
(6)	Issued as part of a September 2014 Regulation S offering.
(7)	Issued to a placement agent in conjunction with a 2014 public offering.
(8)	Issued in June 2015 in exchange for warrants originally issued as part of a 2014 public offering.
(9)	Issued as part of a March 2015 private placement.
(10)	Issued to a placement agent in conjunction with a June 2015 private placement.
(11)	Issued as part of a June 2015 private placement.
(12)	Issued as part of a June 2015 private placement.
(13)	Issued as part of a June 2015 private placement.
(14)	Issued to a placement agent in conjunction with a June 2015 private placement.
(15)	Issued as part of a June 2015 private placement.
(16)	Issued to a placement agent in conjunction with a June 2015 private placement.
(17)	Issued as part of a February 2016 private placement.
(18)	Issued to a placement agent in conjunction with a February 2016 private placement.
(19)	Contractually obligated to be issued pursuant to a strategic license agreement.

All outstanding warrant agreements provide for anti-dilution adjustments in the event of certain mergers, consolidations, reorganizations, recapitalizations, stock dividends, stock splits or other changes in the Company’s corporate structure; except for (10). In addition, warrants subject to footnotes (3) and (11)-(13), (15), and (17) – (19) in the table above are subject to “lower price issuance” anti-dilution provisions that automatically reduce the exercise price of the warrants (and, in the cases of warrants subject to footnote (3) in the table above and footnote (17), increase the number of shares of common stock issuable upon exercise), to the offering price in a subsequent issuance of the Company’s common stock, unless such subsequent issuance is exempt under the terms of the warrants.

The warrants subject to footnote (3) are subject to a mandatory exercise provision. This provision permits the Company, subject to certain limitations, to require exercise of such warrants at any time following (a) the date that is the 30th day after the later of the Company’s receipt of an approvable letter from the FDA for LuViva and the date on which the common stock achieves an average market price for 20 consecutive trading days of at least $1,040.00 with an average daily trading volume during such 20 consecutive trading days of at least 250 shares, or (b) the date on which the average market price of the common stock for 20 consecutive trading days immediately prior to the date the Company delivers a notice demanding exercise is at least $129,600.00 and the average daily trading volume of the common stock exceeds 250 shares for such 20 consecutive trading days. If these warrants are not timely exercised upon demand, they will expire. Upon the occurrence of certain events, the Company may be required to repurchase these warrants, as well as the warrants subject to footnote (2) in the table above.

The warrants subject to footnote (6) in the table above are also subject to a mandatory exercise provision. This provision permits the Company, subject to certain limitations, to require the exercise of such warrants should the average trading price of its common stock over any 30 consecutive day trading period exceed $92.16.

The warrants subject to footnote (8) in the table above are also subject to a mandatory exercise provision. This provision permits the Company, subject to certain limitations, to require exercise of 50% of the then-outstanding warrants if the trading price of its common stock is at least two times the initial warrant exercise price for any 20-day trading period. Further, in the event that the trading price of the Company’s common stock is at least 2.5 times the initial warrant exercise price for any 20-day trading period, the Company will have the right to require the immediate exercise of 50% of the then-outstanding warrants. Any warrants not exercised within the prescribed time periods will be canceled to the extent of the number of shares subject to mandatory exercise.

The holders of the warrants subject to footnote (3) in the table above have agreed to surrender the warrants, upon consummation of a qualified public financing, for new warrants exercisable for 200% of the number of shares underlying the surrendered warrants, but without certain anti-dilution protections included with the surrendered warrants.

Series B Tranche B Warrants

As discussed in Note 3, Fair Value Measurements, between June 13, 2016 and June 14, 2016, the Company entered into various agreements with holders of the Company’s “Series B Tranche B” warrants, pursuant to which each holder separately agreed to exchange the warrants for either (1) shares of common stock equal to 166% of the number of shares of common stock underlying the surrendered warrants, or (2) new warrants exercisable for 200% of the number of shares underlying the surrendered warrants, but without certain anti-dilution protections included with the surrendered warrants. In total, for surrendered warrants then-exercisable for an aggregate of 1,185,357 shares of common stock (but subject to exponential increase upon operation of certain anti-dilution provisions), the Company issued or is obligated to issue 16,897 shares of common stock and new warrants that, if exercised as of the date hereof, would be exercisable for an aggregate of 216,707 shares of common stock. As of September 30, 2016, the Company had issued 10,390 shares of common stock and rights to common stock shares for 6,506. In certain circumstances, in lieu of presently issuing all of the shares (for each holder that opted for shares of common stock), the Company and the holder further agreed that the Company will, subject to the terms and conditions set forth in the applicable warrant exchange agreement, from time to time, be obligated to issue the remaining shares to the holder. No additional consideration will be payable in connection with the issuance of the remaining shares. The holders that elected to receive shares for their surrendered warrants have agreed that they will not sell shares on any trading day in an amount, in the aggregate, exceeding 20% of the composite aggregate trading volume of the common stock for that trading day. The holders that elected to receive new warrants will be required to surrender their old warrants upon consummation of the Company’s next financing resulting in net cash proceeds to the Company of at least $1 million. The new warrants will have an initial exercise price equal to the exercise price of the surrendered warrants as of immediately prior to consummation of the financing, subject to customary “downside price protection” for as long as the Company’s common stock is not listed on a national securities exchange, and will expire five years from the date of issuance.

Common Stock

The Company has authorized 1,000,000,000 shares of common stock with $0.001 par value, of which 2,371,017 were issued and outstanding as of December 31, 2015. For the year ended December 31, 2014, there were 195,000,000 authorized shares of common stock, of which 96,889 were issued and outstanding.

For the year ended December 31, 2015, the Company issued 1,402,128 shares of common stock as listed below:

Sales of unregistered securities - Issuance - For Cash	40,000
Issuance - For Debt Repayment	152,117
Series C Conversion	1,006,777
Series C Dividends	18,562
Series B Dividends	11,086
Option Exercised	1,786
Warrant Exercised - Cashless	95,413
Warrant Exercised – For Cash	13,500
Issued for December 2014 public offering warrant exchange	26,190
Issued for Consulting Services	36,697
Total	1,402,128

Preferred Stock

The Company has authorized 5,000,000 shares of preferred stock with a $.001 par value. The board of directors has the authority to issue these shares and to set dividends, voting and conversion rights, redemption provisions, liquidation preferences, and other rights and restrictions. The board of directors designated 525,000 shares of preferred stock as redeemable convertible preferred stock, none of which remain outstanding; 3,000 shares of preferred stock as Series B Convertible Preferred Stock, of which none and 1,277 shares were issued and outstanding at December 31, 2015 and December 31, 2014, respectively; and 9,000 shares of preferred stock as Series C Convertible Preferred Stock, of which 5,555 and 0 shares were issued and outstanding at December 31, 2015 and December 31, 2014, respectively.

Series B Convertible Preferred Stock

Pursuant to the terms of the Series B Preferred Stock set forth in the Series B designations, shares of Series B Preferred Stock were convertible into common stock by their holder at any time, and were mandatorily convertible upon the achievement of certain conditions, including the receipt of certain approvals from the U.S. Food and Drug Administration and the achievement by the Company of specified average trading prices and volumes for the common stock.

Holders of the Series B Preferred Stock were entitled to quarterly dividends at an annual rate of 10.0%, payable in cash or, subject to certain conditions, common stock, at the Company’s option. Preferred dividends totaled approximately $352,000 and $152,000 for 2015 and 2014, respectively. Dividends were paid via issuance of common stock.

The Series B Preferred Stock was originally issued with Tranche A warrants to purchase 18,581 shares of common stock and Tranche B warrants purchasing 18,581 shares of common stock, both at an exercise price of $108.00 per share.

On June 30, 2015, as consideration for obtaining consents to an amendment to the Series B designations, the Company reduced the exercise price of the Tranche A warrants from $108.00 to $10.455 per share, and the exercise price of the Tranche B warrants from $10.455 to $9.00 per share. The change in exercise price of these warrants resulted in a deemed dividend totaling $64,000 that has been recorded as an increase to additional paid-in capital with an offsetting charge to retained earnings. The deemed dividend has been subtracted from income (added to the loss) in computing loss per common stockholder.

At December 31, 2015, as a result of the operation of certain anti-dilution provisions, the Tranche B warrants were convertible into 1,292,819 shares of common stock. These warrants are re-measured based upon their fair value each reporting period and classified as a liability on the Balance Sheet.

Series C Convertible Preferred Stock

On June 29, 2015, the Company entered into a securities purchase agreement with certain accredited investors for the issuance and sale of an aggregate of 6,737 shares of Series C convertible preferred stock, at a purchase price of $750 per share and a stated value of $1,000 per share. On September 3, 2015 the Company entered into an interim agreement amending the securities purchase agreement to provide for certain of the investors to purchase an additional aggregate of 1,166 shares. Total cash and non-cash expenses were valued at $853,000, resulting in net proceeds of $3,698,000. In connection with the transaction, the Company issued five-year warrants exercisable for an aggregate of 1,247,737 shares of common stock at an exercise price of $9.50 per share.

Pursuant to the Series C certificate of designations, shares of Series C preferred stock are convertible into common stock by their holder at any time, and may be mandatorily convertible upon the achievement of specified average trading prices for the Company’s common stock. At December 31, 2015, there were 5,555 shares outstanding with a conversion price of $1.03 per share, such that each share of Series C preferred stock would convert into approximately 97,324 shares of the Company’s common stock, subject to customary adjustments, including for any accrued but unpaid dividends and pursuant to certain anti-dilution provisions, as set forth in the Series C certificate of designations. The conversion price will automatically adjust downward to 80% of the then-current market price of the Company’s common stock 15 trading days after any reverse stock split of the Company’s common stock, and 5 trading days after any conversions of the Company’s outstanding convertible debt.

Holders of the Series C preferred stock are entitled to quarterly cumulative dividends at an annual rate of 12.0% until 42 months after the original issuance date (the “Dividend End Date”), payable in cash or, subject to certain conditions, the Company’s common stock. In addition, upon conversion of the Series C Preferred Stock prior to the Dividend End Date, the Company will also pay to the converting holder a “make-whole payment” equal to the amount of unpaid dividends through the Dividend End Date on the converted shares. The Series C preferred stock generally has no voting rights except as required by Delaware law. Upon the Company’s liquidation or sale to or merger with another corporation, each share will be entitled to a liquidation preference of $1,000, plus any accrued but unpaid dividends.

The Company has provisionally allocated net proceeds totaling $935,200 to the fair value of the Series C preferred stock. The effective conversion price of $935,000 allocated to the Series C preferred stock resulted in an associated beneficial conversion feature totaling $148,000 that has been recorded as an increase to additional paid-in capital with an offsetting charge to retained earnings representing a deemed dividend. The deemed dividend has been subtracted from income (added to the loss) in computing loss per common stockholder.

In addition, the purchasers of the Series C preferred stock received, on a pro rata basis, warrants exercisable to purchase an aggregate of approximately 106.4 million shares of Company’s common stock. The warrants contain anti-dilution adjustments in the event that the Company issues shares of common stock, or securities exercisable for or convertible into shares of common stock, at prices below the exercise price of such warrants. As a result of the anti-dilution protection, the Company is required to account for the warrants as a liability recorded at fair value each reporting period. The Company has valued the warrants using a Binomial model and allocated $1,349,000 to the fair value of the warrants. At December 31, 2015, the exercise price per share was $1.03.

Stock Options

Under the Company’s 1995 Stock Plan (the “Plan”), a total of 26,616 shares remained available at December 31, 2015 and 105,936 shares were subject to stock options outstanding as of that date, bringing the total number of shares subject to stock options outstanding and those remaining available for issue to 132,552 shares of common stock as of December 31, 2014. The Plan allows the issuance of incentive stock options, nonqualified stock options, and stock purchase rights. The exercise price of options is determined by the Company’s board of directors, but incentive stock options must be granted at an exercise price equal to the fair market value of the Company’s common stock as of the grant date. Options historically granted have generally become exercisable over four years and expire ten years from the date of grant.

The fair value of stock options granted in 2015 and 2014 were estimated using the Black-Scholes option pricing model. A summary of the assumptions used in determining the fair value of options follows:

	2015	2014
Expected volatility	152.32%	157.70%
Expected option life in years	9.98	9.98
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.33%	2.55%
Weighted average fair value per option at grant date	$0.49	$0.40

  Application of the Black-Scholes option pricing model involves assumptions that are judgmental and affect compensation expense. Historical information is the primary basis for the selection of expected volatility, expected option life and expected dividend yield. Expected volatility is based on the most recent historical period equal to the expected life of the option. The risk-free interest rate is based on yields of U.S. Treasury zero-coupon issues with a term equal to the expected life of the option on the date the stock options were granted.

Stock option activity for each of the two years ended December 31, 2015 as follows:

	2015		2014
		Weighted Average Exercise		Weighted Average Exercise
	Shares	Price	Shares	Price
Outstanding at beginning of year	69,404	$66.00	65,312	$68.00
Options granted	42,140	$12.00	7,548	$40.00
Options exercised	(1,786)	$48.00	(2,424)	$32.00
Options expired/forfeited	(3,822)	$43.00	(1,031)	$68.00
Outstanding at end of year	105,936	$45.00	69,404	$66.00
Options vested and exercisable at year-end	90,411	$49.00	59,881	$66.00
Options available for grant at year-end	26,616		63,148
Aggregate intrinsic value – options exercised	$—		$497
Aggregate intrinsic value – options outstanding	$—		$4,941
Aggregate intrinsic value – options vested and exercisable	$—		$6,129
Options unvested, balance at beginning of year (1)	9,523		10,672	$112.00
Options granted (1)	42,140	$40.00	7,548	$40.00
Vested (1)	(34,383)	$66.00	(7,666)	$66.00
Cancelled/Forfeited	(2,455)	$68.00	(1,031	$68.00
Balance, end of period (1)	14,825		9,523	—

__________________

(1)	Includes awards not captured in valuation fragments

The Company estimates the fair value of stock options using a Black-Scholes valuation model. Key input assumptions used to estimate the fair value of stock options include the expected term, expected volatility of the Company’s common stock, the risk free interest rate, option forfeiture rates, and dividends, if any. The expected term of the options is based upon the historical term until exercise or expiration of all granted options. The expected volatility is derived from the historical volatility of the Company’s stock on the OTCBB market for a period that matches the expected term of the option. The risk-free interest rate is the constant maturity rate published by the U.S. Federal Reserve Board that corresponds to the expected term of the option.

Warrants

The following table summarizes transactions involving the Company’s outstanding warrants to purchase common stock for the year ended December 31, 2015:

Warrants (Underlying Shares)
Outstanding, January 1, 2015	297,961
Issuances	2,751,872
Canceled / Expired	(35,973)
Exercised	(211,476)
Outstanding, December 31, 2015	2,802,384

The Company had the following shares reserved for the warrants as of December 31, 2015:

Warrants (Underlying Shares)		Exercise Price Per Share	Expiration Date
4,399	(1)	$68.00	March 31, 2016
2,852	(2)	$105.00	November 20, 2016
18,581	(3)	$10.46	May 23, 2018
1,292,820	(3)	$1.03	May 23, 2018
2,000	(4)	$50.00	April 23, 2019
5,618	(4)	$45.00	May 22, 2019
1,842	(5)	38.00	September 10, 2019
3,255	(6)	$46.08	September 27, 2019
7,553	(7)	$28.13	December 2, 2019
83,927	(8)	$9.00	December 2, 2020
83,927	(8)	$11.00	December 2, 2020
20,000	(9)	$25.50	March 30, 2018
17,547	(10)	$11.88	June 29, 2020
526,421	(11)	$1.03	June 29, 2020
273,684	(12)	$1.03	September 4, 2020
289,737	(13)	$1.03	September 21, 2020
5,163	(14)	$11.88	September 4,2020
157,895	(15)	$1.03	October 23, 2020
5,163	(16)	$11.88	October 23,2020
2,802,384

(1)	Issued in February 2014 as part of a buy-back of a minority interest in Interscan in December 2012.
(2)	Issued as part of a November 2011 private placement.
(3)	Issued in June 2015 in exchange for warrants originally issued as part of a May 2013 private placement.
(4)	Issued to a placement agent in conjunction with an April 2014 private placement.
(5)	Issued to a placement agent in conjunction with a September 2014 private placement.
(6)	Issued as part of a September 2014 Regulation S offering.
(7)	Issued to a placement agent in conjunction with a 2014 public offering.
(8)	Issued in June 2015 in exchange for warrants originally issued as part of a 2014 public offering.
(9)	Issued as part of a March 2015 private placement.
(10)	Issued to a placement agent in conjunction with a June 2015 private placement.
(11)	Issued as part of a June 2015 private placement.
(12)	Issued as part of a June 2015 private placement.
(13)	Issued as part of a June 2015 private placement.
(14)	Issued to a placement agent in conjunction with a June 2015 private placement.
(15)	Issued as part of a June 2015 private placement.
(16)	Issued to a placement agent in conjunction with a June 2015 private placement.